Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	$ 9,146	$ (12,976)	$ 21,337
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	834	19	(1,129)
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	4,166	(8,627)	15,877
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	1,646	(2,059)	3,127
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	$ 2,500	$ (2,309)	$ 3,462